Equity Plans and Related Equity Activities - Summary of Assumptions for Stock Options and ESPP (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected volatility		88.00%
Expected dividend	0.00%	0.00%
Equity Stock Purchase Plan [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend	0.00%
Minimum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)	5 years	5 years 7 months 13 days
Expected volatility	71.00%
Risk-free interest rate	0.53%	0.60%
Minimum [Member] | Equity Stock Purchase Plan [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)	6 months
Expected volatility	83.00%
Risk-free interest rate	4.37%
Maximum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)	6 years 21 days	10 years
Expected volatility	86.00%
Risk-free interest rate	4.07%	1.20%
Maximum [Member] | Equity Stock Purchase Plan [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (years)	2 years
Expected volatility	93.00%
Risk-free interest rate	4.60%